Segment Information - Revenue per country (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Total leasing and service revenues	$ 700,819	$ 403,162	$ 373,525
Ghana [Member]
Total leasing and service revenues	230,018	227,649	230,815
Turkey [Member]
Total leasing and service revenues	50,183	176,228
Norway [Member]
Total leasing and service revenues		(715)	123,306
Brazil [Member]
Total leasing and service revenues	(617)
Uk [Member]
Total leasing and service revenues			19,404
Greenland [Member]
Total leasing and service revenues	253,125
Ivory Coast [Member]
Total leasing and service revenues	89,686
Tanzania [Member]
Total leasing and service revenues	$ 78,424